Subsequent Events (Details) - Leju Plan - $ / shares		1 Months Ended	12 Months Ended
	Mar. 21, 2018	Nov. 30, 2013	Dec. 31, 2017	Dec. 31, 2015
Subsequent Events
Expiration period		10 years
Employees Share Options
Subsequent Events
Exercise price of shares granted (in dollars per share)			$ 3.24
Group's employees | Employees Share Options
Subsequent Events
Options granted for purchase of shares			2,135,000	2,517,000
Exercise price of shares granted (in dollars per share)			$ 3.24
Expiration period			10 years	10 years
Award vesting period			3 years	3 years
Group's employees | Employees Share Options | Subsequent Events
Subsequent Events
Options granted for purchase of shares	1,045,000
Exercise price of shares granted (in dollars per share)	$ 1.55
Expiration period	10 years
Award vesting period	3 years